Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income from continuing operations before taxes (CHF)
Switzerland	SFr 2,111	SFr 1,746	SFr 401
Foreign	(4,377)	(4,168)	3,226
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Current and deferred taxes
Switzerland	133	28	99
Foreign	501	463	622
Current income tax expense	634	491	721
Switzerland	(125)	196	(321)
Foreign	(68)	(164)	1,005
Deferred income tax expense	(193)	32	684
Income tax expense	441	523	1,405
Income tax expense/(benefit) on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(2)	5
Actuarial gains/(losses), Tax	136	(174)	(375)
Net prior service credit/(cost)	10	37	(11)
Share-based compensation and treasury shares	104	25	71
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr (499)	SFr (533)	SFr 798
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (498)	SFr (715)	SFr 314
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	(498)	(715)	314
of which total foreign tax expense	433	299	1,627
Changes in tax law and rates	145	347	151
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,540	391	666
of which non-deductible interest expenses	420	219	179
of which non-deductible bank levy costs and other non-deductible compensation expenses	52	69	59
of which non-deductible provision accruals	983	50	390
of which non-deductible leased property provision	25
of which non-deductible foreign exchange losses	31
of which non-deductible other expenses	29	53	38
Additional taxable income	87	16	4
Lower taxed income	(219)	(276)	(272)
of which tax benefit related to exempt offshore income			34
of which tax benefit in respect to non-taxable dividend income	58	59	84
of which tax benefit related to non-taxable foreign exchange gains		49
of which tax benefit related non-taxable life insurance income	71	58	56
of which tax benefit from tax taxed at lower than statutory rate	19	16	35
of which exempt income	11	50
(Income)/loss taxable to non-controlling interests	(11)	6	(163)
Changes in deferred tax valuation allowance	76	(103)	1,064
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Change in recognition of outside basis difference	218	262	(450)
Other	(331)	(46)	(158)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	22	48	7
of which tax expense relating to non-recoverable foreign and withholding taxes			27
of which tax benefit from tax settlement			189
of which tax benefit from accrual adjustment			30
of which tax (benefit)/charge from the impact of prior year adjustments	33	28
of which tax expense from own-credit revaluation gains	37
Income tax expense	441	523	1,405
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	2,111	1,746	401
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	392	155
UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	139	175
of which tax benefit from the release of valuation allowances on deferred tax assets	193	162
of which valuation allowance deferred tax assets increases reassessment			662
of which releases of valuation allowances due to the change in corporation tax rates	130
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment		256
UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards			427
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		109
UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	308
Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		88
of which valuation allowance deferred tax assets increases reassessment	91
Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			25
New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		(11)	151
New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		189
Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		(16)
Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	89
Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	6	10
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,677	1,315	(179)
Foreign	(4,445)	(4,253)	3,140
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Current and deferred taxes
Switzerland	91	(25)	56
Foreign	499	462	624
Current income tax expense	590	437	680
Switzerland	(166)	166	(384)
Foreign	(67)	(164)	1,003
Deferred income tax expense	(233)	2	619
Income tax expense	357	439	1,299
Income tax expense/(benefit) on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(3)	7
Actuarial gains/(losses), Tax	87	14	(27)
Net prior service credit/(cost)	0	(9)	9
Share-based compensation and treasury shares	106	28	68
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr (609)	SFr (646)	SFr 651
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (541)	SFr (731)	SFr 347
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	(541)	(731)	347
of which total foreign tax expense	432	298	1,627
Changes in tax law and rates	145	347	151
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,533	389	666
of which non-deductible interest expenses	420	219	179
of which non-deductible bank levy costs and other non-deductible compensation expenses	52	69	59
of which non-deductible provision accruals	983	50	390
of which non-deductible leased property provision	25
of which non-deductible foreign exchange losses	31
of which non-deductible other expenses	22	51	38
Additional taxable income	87	15	2
Lower taxed income	(216)	(272)	(265)
of which tax benefit related to exempt offshore income			34
of which tax benefit in respect to non-taxable dividend income	58	59	84
of which tax benefit related to non-taxable foreign exchange gains		49
of which tax benefit related to tax credits			0
of which tax benefit related non-taxable life insurance income	71	58	56
of which tax benefit from tax taxed at lower than statutory rate	19	16	35
of which exempt income	11	50
(Income)/loss taxable to non-controlling interests	(10)	7	(173)
Changes in deferred tax valuation allowance	76	(108)	1,071
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Change in recognition of outside basis difference	211	262	(450)
Other	(252)	2	(152)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	22	48	4
of which tax expense relating to non-recoverable foreign and withholding taxes			26
of which tax benefit from tax settlement			189
of which tax benefit from accrual adjustment			33
of which tax (benefit)/charge from the impact of prior year adjustments	33	28
Income tax expense	357	439	1,299
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	1,677	1,315	(179)
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	340	109
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	139	175
of which tax benefit from the release of valuation allowances on deferred tax assets	193	162
of which valuation allowance deferred tax assets increases reassessment			662
of which releases of valuation allowances due to the change in corporation tax rates	130
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment		251
Bank | UK, Germany, Italy and Switzerland
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards			434
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		109
Bank | UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
of which valuation allowance deferred tax assets increases reassessment	308
Bank | Hong Kong
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets		88
of which valuation allowance deferred tax assets increases reassessment	91
Bank | Spain
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets			25
Bank | New York
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		(11)	SFr 151
Bank | New York City
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		189
Bank | Brazil
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates		(16)
Bank | Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	89
Bank | Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates	SFr 6	SFr 10